Schedule of Notes Payable (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2021 USD ($) shares
Short-term Debt [Line Items]
Discount rate	25.00%
Debt conversion converted to preferred units	$ 353,665
Debt conversion converted to preferred units, shares | shares	246,096
Notes Payable One [Member]
Short-term Debt [Line Items]
Unsecured notes payable principal amount	$ 100,000
Interest rate	8.00%
Notes Payable Two [Member]
Short-term Debt [Line Items]
Unsecured notes payable principal amount	$ 354,000
Interest rate	8.00%
Notes Payable Three [Member]
Short-term Debt [Line Items]
Unsecured notes payable principal amount	$ 500,000
Interest rate	8.00%